INVENTORIES - (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
INVENTORIES
Total current inventories	Rp 779	$ 55	Rp 983
Gross or Cost
INVENTORIES
Components	578		560
SIM cards and blank prepaid vouchers	148		265
Others	122		226
Total current inventories	848		1,051
Allowance for expected credit losses
INVENTORIES
Components	(38)		(37)
SIM cards and blank prepaid vouchers	(28)		(28)
Others	(3)		(3)
Total current inventories	Rp (69)		Rp (68)	Rp (92)